SCHEDULE OF AMOUNTS DUE TO AN ULTIMATE BENEFICIAL SHAREHOLDER (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	$ 17,322,288	$ 21,619,313
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	5,021,638	4,531,760
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total	$ 12,300,650	$ 17,087,553